Alliance Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Alliance revenue [Abstract]
Schedule of alliance revenue

	H1 2024	H1 2023
	$m	$m
Enhertu	683	475
Tezspire	180	105
Beyfortus	26	-
Other Alliance Revenue	50	47
Total	939	627